Significant Accounting Policies [Text Block]: Development Stage Enterprise General Disclosures [Text Block] (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Development Stage Enterprise General Disclosures	Development Stage Company The accompanying consolidated financial statements have been prepared in accordance with the provision of FASB ASC Topic 915, Development Stage Entities.”